DISPOSAL OF SUBSIDIARIES (Details Narrative)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2024 shares	Jan. 31, 2024 shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 23, 2024 USD ($)	Dec. 23, 2024 JPY (¥)
Gain on disposal of subsidiary				$ 3,813,609	$ 3,813,609
Existing loans							$ 5,268,227
Disposal Group, Including Discontinued Operation, Consideration							5,268,227
Disposal group, including discontinued operation, assets							1,473,571
Derecognition of goodwill							1,724,040
Waqoo Inc [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	10.00%	10.00%
Stock Issued During Period, Shares, New Issues | shares	353,600	353,600
SBC China Inc [Member]
Existing loans							5,268,227	¥ 826,000,000
Hariver Inc [Member]
Disposal Group, Including Discontinued Operation, Consideration							$ 446,460	¥ 70,000,000